Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Notification period of employees required render services	60 days
Restructuring charges	$ (103)	$ (66)
Restructuring liability	170	99	97
Current restructuring liability	138	47
Restructuring reserve, non-current liabilities	32	52
Restructuring liability	4	8	40
Restructuring related cost	12	32	53
Restructuring charges less releases	111	90	20
Cost savings and restructuring initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	90
Number of employees related to world wide work force	650
Restructuring liability	90
Current restructuring liability	64
Restructuring reserve, non-current liabilities	26
Cost of goods sold [Member] | Cost savings and restructuring initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	17
Selling, general and administrative [Member] | Cost savings and restructuring initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	52
Research and development [Member] | Cost savings and restructuring initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 21